INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	December 31,				June 30,
	2014				2015
(In thousands of U.S. dollars)	Gross carrying amount	Accumulated amortization	Impairment	Intangible assets, net	Gross carrying amount	Accumulated amortization	Impairment	Intangible assets, net
						-
Intangible asset corresponding to acquired IPR&D of Bloxiverz	35,248	(11,749)		23,499	35,248	(17,623)		17,625
Intangible asset corresponding to acquired IPR&D of Vazculep	12,061	-	(7,170)	4,891	12,061	(408)	(7,170)	4,483
Total Intangible assets	$47,309	$(11,749)	$(7,170)	$28,390	$47,309	$(18,031)	$(7,170)	$22,108